UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forester Capital Management
Address: 100 Field Drive, Ste 330

         Lake Forest, IL 60045

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas H Forester
Title:     President
Phone:     (224) 544-5123

Signature, Place, and Date of Signing:

          Lake Forest, IL May 20, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     91

Form13F Information Table Value Total: $    105,116,952.19

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Bristol Myers Squibb Co                 Common Stock	110122108   3,455,113.50    	129,405     	SOLE	NONE	SOLE
Hewlett-Packard Co                      Common Stock	428236103   3,447,202.70         64,858		SOLE	NONE	SOLE
Microsoft                               Common Stock	594918104   3,422,537.33        116,860         SOLE	NONE	SOLE
Travelers Companies                     Common Stock	89417E113   3,397,518.78         62,987         SOLE	NONE	SOLE
Kimberly Clark Corp                     Common Stock	494368103   3,390,175.20         53,915         SOLE	NONE	SOLE
Johnson & Johnson                       Common Stock	478160104   3,300,424.00         50,620         SOLE	NONE	SOLE
Altria Group                            Common Stock	02209S103   3,295,409.40        160,595         SOLE	NONE	SOLE
Kraft Foods                             Common Stock	50075N104   3,192,376.32        105,568         SOLE	NONE	SOLE
General Dynamics                        Common Stock	369550108   3,190,290.00         41,325         SOLE	NONE	SOLE
Chevron Corp                            Common Stock	166764100   3,163,627.60         41,720         SOLE	NONE	SOLE
Cvs Caremark Corp                       Common Stock	126650100   3,115,460.40         85,215         SOLE	NONE	SOLE
Oracle Corp                             Common Stock	68389X105   3,052,136.94        118,714         SOLE	NONE	SOLE
3M Co                                   Common Stock	88579Y101   2,939,992.60         35,180         SOLE	NONE	SOLE
Honeywell International                 Common Stock	438516106   2,881,073.34         63,642         SOLE	NONE	SOLE
UnitedHealth Group                      Common Stock	91324P102   2,862,610.74         87,622         SOLE	NONE	SOLE
Wal-Mart Stores, Inc                    Common Stock	931142103   2,789,730.00         50,175         SOLE	NONE	SOLE
AT&T                                    Common Stock	00206R102   2,682,553.76        103,814         SOLE	NONE	SOLE
Symantec Corp                           Common Stock	871503108   2,595,409.00        153,325         SOLE	NONE	SOLE
Lilly, Eli & Co                         Common Stock	532457108   2,345,245.00         64,750         SOLE	NONE	SOLE
McDonalds Corp                          Common Stock	580135101   2,279,155.20         34,160         SOLE	NONE	SOLE
Conoco Phillips                         Common Stock	20825C104   2,247,386.40         43,920         SOLE	NONE	SOLE
AON                                     Common Stock	037389103   2,231,383.95         52,245         SOLE	NONE	SOLE
American Electric Power                 Common Stock	025537101   2,223,750.80         65,060         SOLE	NONE	SOLE
Pfizer, Inc                             Common Stock	717081103   2,146,905.60        125,184         SOLE	NONE	SOLE
Allstate Corp                           Common Stock	020002101   2,133,752.40         66,040         SOLE	NONE	SOLE
US Bancorp                              Common Stock	902973304   2,105,618.72         81,360.8       SOLE	NONE	SOLE
Molson Coors                            Common Stock	60871R209   2,043,485.10         48,585         SOLE	NONE	SOLE
Public Enterprise Group                 Common Stock	744573106   1,924,113.60         65,180         SOLE	NONE	SOLE
Dominion Resources                      Common Stock	25746U109   1,893,526.60         46,060         SOLE	NONE	SOLE
Merck Co Inc NEWCOM                     Common Stock	58933Y105   1,802,959.20         48,272         SOLE	NONE	SOLE
Target Corp                             Common Stock	87612E110   1,784,349.80         33,923         SOLE	NONE	SOLE
Kroger                                  Common Stock	501044101   1,624,500.00         75,000         SOLE	NONE	SOLE
Newmont Mining Corp                     Common Stock	651639106   1,556,420.80         30,560         SOLE	NONE	SOLE
V F Corp                                Common Stock	918204108   1,402,224.25         17,495         SOLE	NONE	SOLE
Mosaic                                  Common Stock	61945A107   1,374,313.55         22,615         SOLE	NONE	SOLE
Williams Cos Inc Com                    Common Stock	969457100   1,269,460.50         54,955         SOLE	NONE	SOLE
Valero Energy                           Common Stock	91913Y100   1,262,376.00         64,080         SOLE	NONE	SOLE
Sempra Energy                           Common Stock	816851109   1,251,741.50         25,085         SOLE	NONE	SOLE
State Street                            Common Stock	857477103   1,168,448.90         25,885         SOLE	NONE	SOLE
Devon Energry Corp                      Common Stock	25179M103   1,030,557.85         15,995         SOLE	NONE	SOLE
Humana Inc                              Common Stock	444859102     561,240.00         12,000         SOLE	NONE	SOLE
Johnson Controls Inc                    Common Stock	478366107     450,313.50         13,650         SOLE	NONE	SOLE
Fomento Economico ME                    Common Stock	344419106     411,134.50          8,650         SOLE	NONE	SOLE
Sony Corp ADR                           Common Stock	835699307     406,192.00         10,600         SOLE	NONE	SOLE
Siemens                                 Common Stock	826197501     370,888.70          3,710         SOLE	NONE	SOLE
Covidien PLC                            Common Stock	G255F105      347,434.80          6,910         SOLE	NONE	SOLE
IShares MSCI EAFE Index                 Common Stock	464287465     345,676.50          6,175         SOLE	NONE	SOLE
Delhaize Freres                         Common Stock	2975W101      337,253.10          4,190         SOLE	NONE	SOLE
British American Tobacco ADR            Common Stock	110448107     325,208.00          4,720         SOLE	NONE	SOLE
Korea Electric Power Corp ADR           Common Stock	500631106     308,722.40         19,010         SOLE	NONE	SOLE
Petrobras Brasileiro                    Common Stock	71654V408     304,380.00          6,840         SOLE	NONE	SOLE
Sanofi Aventis ADR                      Common Stock	80105N105     304,110.40          8,140         SOLE	NONE	SOLE
Unilever PLC ADR                        Common Stock	904767704     301,876.80         10,310         SOLE	NONE	SOLE
Total SA ADR                            Common Stock	89151E109     298,222.80          5,140         SOLE	NONE	SOLE
SAP                                     Common Stock	803054204     294,800.40          6,120         SOLE	NONE	SOLE
Toyota Motor Corp ADR                   Common Stock	892331307     291,924.60          3,630         SOLE	NONE	SOLE
Novartis AG Spon ADR                    Common Stock	66987V109     291,869.50          5,395         SOLE	NONE	SOLE
Nokia Corp, Spon ADR                    Common Stock	654902204     287,256.90         18,485         SOLE	NONE	SOLE
Diageo PLC ADR                          Common Stock	25243Q205     282,278.25          4,185         SOLE	NONE	SOLE
ABB LTD ADR                             Common Stock	000375204     277,258.80         12,695         SOLE	NONE	SOLE
Panasonic Corp ADR                      Common Stock	69832A205     266,414.80         17,390         SOLE	NONE	SOLE
AstraZeneca PLC ADR                     Common Stock	046353108     261,164.80         5,840          SOLE	NONE	SOLE
Nippon Telephone & Telegraph A          Common Stock	654624105     251,189.00        11,950          SOLE	NONE	SOLE
BT Group PLC                            Common Stock	05577E101     238,365.40        12,740          SOLE	NONE	SOLE
Vodafone                                Common Stock	92857W209     209,790.00         9,000          SOLE	NONE	SOLE
HSBC Holdings PLC ADR                   Common Stock	404280406     193,128.90         3,810          SOLE	NONE	SOLE
Canadian Imperial Bank                  Common Stock	136069101     191,990.00         2,630          SOLE	NONE	SOLE
Eni SPA                                 Common Stock	26874R108     187,720.00         4,000          SOLE	NONE	SOLE
Allianz SE ADR                          Common Stock	018805101     163,937.50       13,115           SOLE	NONE	SOLE
Royal Dutch Shell PLC ADR               Common Stock	780259206     152,750.40         2,640          SOLE	NONE	SOLE
Exxon Mobil Corp Com                    Common Stock	30231G102     149,134.46         2,226.6        SOLE	NONE	SOLE
Credit Suisse Grp ADR                   Common Stock	225401108     149,002.00         2,900          SOLE	NONE	SOLE
POSCO ADR                               Common Stock	693483109     131,051.20         1,120          SOLE	NONE	SOLE
General Electric                        Common Stock	369604103      93,730.00         5,150          SOLE	NONE	SOLE
Buckeye Partners L.P                    Common Stock	118230101      42,049.00           700          SOLE	NONE	SOLE
Glaxosmithkline Plc Spons Adr           Common Stock	37733W105      41,216.40         1,070          SOLE	NONE	SOLE
Luxottica                               Common Stock	55068R202      39,634.40         1,480          SOLE	NONE	SOLE
BNP Paribas                             Common Stock	05565A202      37,314.93           970          SOLE	NONE	SOLE
BP PLC ADR                              Common Stock	055622104      37,095.50           650          SOLE	NONE	SOLE
Australia & New Zealand Bkg Gr          Common Stock	052528304      33,518.88         1,440          SOLE	NONE	SOLE
Bce Inc Com New Isin#ca05534b7          Common Stock	05534B760      29,350.00         1,000          SOLE	NONE	SOLE
Enterprise Prods Partners L P           Common Stock	293792107      21,439.60           620          SOLE	NONE	SOLE
Telefonica de Espana SA                 Common Stock	879382208      21,330.00           300          SOLE	NONE	SOLE
Gold Fields Ltd New Spons Adr           Common Stock	38059T106      20,192.00         1,600          SOLE	NONE	SOLE
Coca Cola Company                       Common Stock	191216100      15,950.00           290          SOLE	NONE	SOLE
Tortoise Energy Infrastructure          Common Stock	89147L100      15,735.00           500          SOLE	NONE	SOLE
Lexington Corporate Properties          Common Stock	529043101      14,608.44         2,244          SOLE	NONE	SOLE
Best Buy Company Inc                    Common Stock	086516101      14,463.60           340          SOLE	NONE	SOLE
Dr Pepper Snapple Group Inc Co          Common Stock	26138E109      14,419.70           410          SOLE	NONE	SOLE
Jp Morgan Chase & Co Com Isin#          Common Stock	46625H100       5,907.00           132          SOLE	NONE	SOLE
Worldcom Inc Ga New Mci Group           Common Stock	98157D304           0.00             4          SOLE	NONE	SOLE


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